INCOME TAXES - CURRENT AND DEFERRED PORTIONS OF INCOME TAX EXPENSE (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
PRC	$ 23,788	¥ 154,095	¥ 218,060	¥ 124,154
Non-PRC	11,929	77,280	(127,156)	(13,466)
Income before taxes	35,717	231,375	90,904	110,688
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	10,352	67,059	11,087	14,760
Deferred income tax expenses (benefits)	(1,075)	(6,962)	12,906	33,910
Income tax expenses for the year	$ 9,277	¥ 60,097	¥ 23,993	¥ 48,670